Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
Expenses related to Related Party which were Settled in Cash
The following is the summary of expenses related to the Paragon Agreement, which were ultimately settled in cash (in millions):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022	Financial Statement Line Item
Reimbursable costs under the Paragon Agreement	$16.7	$—	$17.9	$—	Research and development

Related Party Accounts Payable
The following is the summary of Related party accounts payable (in millions):

	September 30, 2023	December 31, 2022
Reimbursable costs under the Paragon Agreement	$16.8	$—
Parapyre Option Obligation liability	3.0	—

Total related party accounts payable	$19.8	$—